Business Combinations	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Business Combinations [Abstract]
BUSINESS COMBINATIONS

4.	BUSINESS COMBINATIONS

Merger with Healthcare Merger Corp. in October 2020

On October 30, 2020, HCMC, a special purpose acquisition company, consummated a business combination with Legacy SOC Telemed pursuant to an Agreement and Plan of Merger (the "Merger Agreement"). Pursuant to the Merger Agreement, HCMC merged with Legacy SOC Telemed, with Legacy SOC Telemed being treated as the accounting acquirer, and the Merger Transaction reflected as a reverse recapitalization, with HCMC treated as the accounting acquiree. Under this method of accounting, the consolidated financial statements of Legacy SOC Telemed are the historical financial statements of the Company. The net assets of HCMC were stated at historical costs, with no goodwill or other intangible assets recorded in accordance with U.S. GAAP, and are consolidated with Legacy SOC Telemed's financial statements on the closing date of the Merger Transaction. The shares and net loss per share available to holders of Legacy SOC Telemed's common stock prior to the Merger Transaction have been retroactively restated as shares reflecting the exchange ratio of 0.4047 established in the Merger Agreement.

As a result of the Merger Transaction, Legacy SOC Telemed shareholders received aggregate consideration of $720.6 million. In addition, 1,875,000 shares of the Company's Class A common stock was provided to HCMC's sponsor, which are subject to forfeiture if the Company's Class A common stock does not meet certain market price thresholds following the Merger Transaction. As of March 31, 2021, none of these shares have been released from such restrictions.

Acquisition of Access Physicians in March 2021

On March 26, 2021, SOC Telemed Inc. completed the acquisition of 100% of Access Physicians. Access Physicians is a multi-specialty acute care telemedicine provider pursuant to an equity purchase agreement. The acquisition expands the Company's clinical solutions to include teleCardiology, teleInfectious Disease, teleMaternal-Fetal Medicine, teleNephrology, teleEndocrinology and other specialties to offer a comprehensive acute care telemedicine portfolio to meet the demands of the market and grow the Company's provider breadth and depth.

The total purchase price for this transaction approximated $190.1 million, comprised of $93.3 million in cash, reduced by a negative net working capital adjustment of $0.2 million, plus $92.8 million in shares of Class A common stock, plus $1.0 million to be paid after the adjusted net working capital settlement (the "Holdback cash consideration"), and an estimated $3.3 million of contingent consideration.

The purchase consideration included 13,928,740 shares of Class A common stock that had a total fair value of $92.8 million based on the closing market price of $6.66 per share on March 26, 2021, the acquisition date. Of these shares, an aggregate of 13,753,387 shares were issued at closing and an aggregate of 175,353 shares will be issued on the first anniversary of the closing. These 175,353 reserved shares are not presented as outstanding in the consolidated statement of changes in stockholders' equity (deficit).

As presented above, the acquisition of Access Physicians includes a contingent consideration arrangement (the "Earnout") that requires additional consideration to be paid by SOC to the sellers of Access Physicians based on the future revenue and gross margin of the acquired business, in each case as calculated in accordance with the equity purchase agreement. In the event that revenue for calendar year 2021 (the "Earnout Covenant Period") is equal to or greater than $40.0 million and gross margin over the same period is equal to or exceeds 39.0%, then SOC will make an additional cash payment to the sellers of $20.0 million. The Earnout is payable no later than in the second quarter of 2022. As of March 31, 2021, the range of the undiscounted amounts SOC estimates that could be paid under this contingent consideration agreement is either zero or $20.0 million. The fair value of the Earnout recognized on the acquisition date of $3.3 million was estimated through application of a Monte Carlo simulation in an option pricing framework. As discussed in Note 6, Fair Value of Financial Instruments, that measure is based on significant Level 3 inputs not observable in the market. Since the acquisition was consummated on March 26, 2021 and, therefore, close to the reporting date of March 31, 2021, the Company determined the fair value of the Earnout was still appropriate and no change in fair value of contingent consideration was recognized on the consolidated statements of operations.

The acquisition of Access Physicians also includes a second contingent consideration arrangement (the "Deferred Payment"). The Deferred Payment will only become payable if a certain number of specified Access Physicians executives remain employed by SOC through the second anniversary of the closing (the "Deferred Payment Period"). The amount (if any) of the Deferred Payment that can become payable by SOC to the sellers of Access Physicians is based on the 2021 calendar year revenue and gross margin of the acquired business, calculated in accordance with the Earnout described above. If revenue is less than $40.0 million or if gross margin is less than 39.0%, then no Deferred Payment will become payable. If revenue is equal to or greater than $40.0 million and less than $44.0 million and gross margin is equal to or greater than 39.0%, then the Deferred Payment will be an amount equal to 5 multiplied by revenue in excess of $40.0 million and will range between $0 and $20.0 million. If revenue is equal to or greater than $44.0 million and gross margin is equal to or greater than 39.0% and less than 41.0%, then the Deferred Payment will be $20.0 million. If revenue is equal to or greater than $46.0 million and gross margin is equal to greater than 41.0%, then the $20.0 million Deferred Payment will be increased by an amount equal to 5 multiplied by revenue in excess of $46.0 million (with no cap applied). The Deferred Payment is payable no later than in the second quarter of 2023. The Deferred Payment will be recognized over the Deferred Payment Period as compensation expense within operating expenses on the consolidated statements of operations.

Transaction costs for the acquisition approximated $3.3 million (less than $0.1 incurred in December 2020 and $3.2 million incurred in from January to March 2021) and were expensed as incurred and included within selling, general and administrative expenses on the consolidated statements of operations.

The following table summarizes the consideration transferred to acquire Access Physicians and the amounts of identified assets acquired and liabilities assumed at the acquisition date (in thousands):

Fair value of consideration transferred
Cash	$93,297
Common stock	92,772
Holdback cash consideration	1,000
Contingent consideration	3,265
Net working capital adjustment	(218)
Total	$190,116

Recognized amounts of identifiable assets acquired and liabilities assumed
Cash and cash equivalents	$1,601
Accounts receivable	5,602
Inventories	1,382
Prepaid expenses and other current assets	636
Property and equipment	250
Capitalized software costs	871
Intangible assets	41,740
Deposits and other assets	285
Accounts payable	(2,831)
Accrued expenses	(1,247)
Deferred tax liability	(343)
Identifiable assets acquired and liabilities assumed, net	$47,946
Goodwill	$142,170

The fair values of the identifiable assets acquired and liabilities assumed are provisional pending completion of the final valuation procedures for those components.

The amount allocated to goodwill is primarily attributed to the expected synergies and other benefits arising from the transaction. The transaction was determined to be a stock deal for tax purposes. SOC. plans to make a Section 754 election that provides the buyer of a partnership interest with a step-up (or step-down) to fair market value in the acquirer's pro-rata share of the underlying assets. Any deductions resulting from this step-up (or step-down) are specifically allocated to the buyer. Therefore, 92.03% of goodwill recognized is expected to be tax deductible.

The valuation techniques used for measuring the fair value of separately identified intangible assets acquired were as follows (in thousands):

Intangible assets acquired	Fair value	Valuation Technique
Trade name	$1,213	Relief from royalty method
Hospital contracts relationships	$40,095	Multi-period excess earnings method
Non-compete agreements	$432	With and without method

The acquired business contributed Revenues of $0.4 million and Net loss of $0.1 million to SOC Telemed for the period from March 26, 2021 to March 31, 2021. The following unaudited pro forma financial summary presents consolidated information of SOC Telemed as if the business combination had taken place on January 1, 2020 (in thousands):

	Pro forma quarter ended March 31, 2021 (unaudited)	Pro forma quarter ended March 31, 2020 (unaudited)
Revenues	$22,780	$20,547
Net loss	(13,334)	(14,347)

SOC Telemed recorded two adjustments directly attributable to the business combination for interest expense on loans acquired and transaction costs. These adjustments were included in the reported pro forma net loss.

These pro forma amounts have been calculated after applying SOC Telemed's accounting policies and adjusting the results of Access Physicians to reflect the additional depreciation and amortization that would have been charged assuming the fair value adjustments to capitalized software costs and intangible assets had been applied from January 1, 2020, with the consequential tax effects.

The unaudited pro forma financial information above has been prepared for informational purposes only and is not necessarily indicative of what the Company's consolidated results actually would have been if the acquisition had been completed at the beginning of the respective periods. In addition, the unaudited pro forma information above does not attempt to project the Company's future results.

4.	BUSINESS COMBINATION

Merger with Healthcare Merger Corp.

On October 30, 2020, HCMC, a special purpose acquisition company, consummated a business combination with Legacy SOC Telemed pursuant to an Agreement and Plan of Merger (the "Merger Agreement"). Pursuant to the Merger Agreement, HCMC merged with Legacy SOC Telemed, with Legacy SOC Telemed being treated as the accounting acquirer, and the Merger Transaction reflected as a reverse recapitalization, with HCMC treated as the accounting acquiree. Under this method of accounting, the consolidated financial statements of Legacy SOC Telemed are the historical financial statements of the Company. The net assets of HCMC were stated at historical costs, with no goodwill or other intangible assets recorded in accordance with U.S. GAAP, and are consolidated with Legacy SOC Telemed's financial statements on the closing date of the Merger Transaction. The shares and net loss per share available to holders of Legacy SOC Telemed's common stock prior to the Merger Transaction have been retroactively restated as shares reflecting the exchange ratio of 0.4047 established in the Merger Agreement.

As a result of the Merger Transaction, Legacy SOC Telemed shareholders received aggregate consideration of $720.6 million, consisting of:

●	$64.6 million in cash at the closing of the Merger Transaction from HCMC;

●	$168.0 million in cash proceeds from a private placement ("PIPE") of Class A Common stock that closed concurrently with the Merger Transaction; and

●	48,504,895 shares of Class A common stock valued at $10.06 per share, totaling $488.0 million.

In addition, 1,875,000 shares of the Company's Class A common stock was provided to HCMC's sponsor, which are subject to forfeiture if the Company's Class A common stock does not meet certain market price thresholds following the Merger Transaction. As of December 31, 2020, none of these shares have been released from such restrictions.

Upon receipt of the aggregate proceeds, the Company redeemed certain Legacy SOC Telemed preferred shareholders for $63.2 million in cash and paid off all existing debt (principal and interests) for $90.3 million in cash. In connection with the Merger Transaction, the Company and HCMC incurred direct and incremental costs of approximately $22.7 million related to the equity issuance, consisting primarily of banking, legal, accounting, and other professional fees, which were recorded to Additional Paid-In Capital as a reduction of proceeds. The Company and HCMC also incurred $0.3 million insurance costs to support the transaction, which were recorded to Prepaid expenses and other current assets and Deposits and other assets. In addition, the Company and HCMC incurred $2.8 million of costs related to transaction bonuses paid to key employees and directors and other professional fees, which were included in selling, general, and administrative expenses in the consolidated statement of operations for the year ended December 31, 2020.